Organization and Nature of Operations - Summary of Financial Statement Balances and Amounts of VIE and VIE's Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Current assets:
Cash and cash equivalents	¥ 610,877		¥ 228,250		$ 83,690
Accounts receivable, net	58,180		34,786		7,971
Inventories	75,687		59,488		10,369
Prepayments and other current assets	68,298		24,691		9,356
Non-current assets:
Property and equipment, net	60,224		44,623		8,251
Long-term investment	33,764		18,369	¥ 9,839	4,626
Right-of-use assets, net	128,433		74,528		17,595
Intangible assets, net	2,617		2,426		359
Total assets	1,584,498		598,645		217,075
Current liabilities:
Accounts payable	127,446		35,101		17,460
Contract liabilities	62,561		37,169		8,571
Current portion of long-term bank loans	10,500		3,538		1,438
Accrued expenses and current liabilities	150,196		94,149		20,577
Non-current liabilities:
Long-term bank loans	20,500		9,308		2,808
Unrecognized tax benefit	5,480		5,480		751
Lease liabilities	125,719		75,308		17,223
Total liabilities	628,684		384,426		86,129
Net revenues	456,152	$ 62,493	117,426	44,317
Net (loss) income	(230,032)	(31,514)	(302,341)	(329,331)
Net cash provided by operating activities	157,959	21,639	(88,410)	(173,458)
Net cash (used in) provided by financing activities	(482,508)	(66,103)	(128,692)	56,400
Net cash provided by (used in) financing activities	701,357	96,085	195,480	106,740
Net increase (decrease) in cash and cash equivalents	382,627	52,418	(21,060)	2,287
Variable Interest Entity And Major Subsidaries [Member]
Current assets:
Cash and cash equivalents	6,866		4,113		941
Accounts receivable, net	6,106		1,636		837
Inventories	834		834		114
Prepayments and other current assets	3,924		4,324		538
Amounts due from the Company and its subsidiaries	86,496		6,161		11,850
Non-current assets:
Property and equipment, net	3,436		6,806		471
Long-term investment	15,459		6,348		2,118
Right-of-use assets, net	0		250		0
Intangible assets, net	371		273		51
Total assets	123,492		30,745		16,920
Current liabilities:
Accounts payable	3,070		3,584		421
Contract liabilities	1,848		1,677		253
Current portion of long-term bank loans	2,000		1,538		274
Accrued expenses and current liabilities	31,919		23,421		4,373
Amounts due to the Company and its subsidiaries	82,179		76,215		11,258
Non-current liabilities:
Long-term bank loans	7,000		2,308		959
Unrecognized tax benefit	588		588		81
Lease liabilities	0		250		0
Total liabilities	128,604		109,581		$ 17,619
Net revenues	123,960	16,982	32,808	10,147
Net (loss) income	66,234	9,074	(5,234)	(38,091)
Net cash provided by operating activities	11,695	1,602	14,870	4,627
Net cash (used in) provided by financing activities	(14,096)	(1,931)	(17,007)	(237)
Net cash provided by (used in) financing activities	5,154	706	(5,154)	(1,000)
Net increase (decrease) in cash and cash equivalents	2,753	377	(7,291)	3,390
Variable Interest Entity And Major Subsidaries [Member] | Third-party revenue [Member]
Non-current liabilities:
Net revenues	5,553	761	9,225	6
Variable Interest Entity And Major Subsidaries [Member] | Inter-company revenue [Member]
Non-current liabilities:
Net revenues	¥ 118,407	$ 16,221	¥ 23,583	¥ 10,141